SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2025	Dec. 13, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intellectual property	$ 4,800,000	$ 2,000,000
Less: accumulated amortization	(1,903,828)	(728,102)
Intangible assets, net	$ 2,896,172	$ 1,271,898